Servicing Rights (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Servicing rights
Gross servicing fees	$ 2,800	$ 3,200	$ 8,900	$ 10,100
Servicing rights, valuation assumptions
Default assumptions					2.40%
Discount rate			12.00%
Unpaid principal balance of loans serviced for others	719,400		$ 719,400		$ 927,900
Servicing rights activity
Beginning net carrying amount	24,390	33,141	27,250	36,725	36,725
Additions due to loans sold, servicing retained	811		2,180
Amortization	(1,597)	(1,353)	(4,333)	(4,333)
Impairment	(253)	(1,502)	(1,746)	(2,106)
Ending net carrying value	$ 23,351	$ 30,286	$ 23,351	$ 30,286	$ 27,250
Minimum
Servicing rights, valuation assumptions
Forward prepayment assumptions			2.40%		6.00%
Default assumptions			0.00%		0.00%
Discount rate					12.00%
Servicing expense (as a percent)			0.20%		0.20%
Maximum
Servicing rights, valuation assumptions
Forward prepayment assumptions			19.90%		24.00%
Default assumptions			10.70%
Discount rate					15.00%
Servicing expense (as a percent)			0.40%		0.40%
Weighted Average
Servicing rights, valuation assumptions
Forward prepayment assumptions			13.90%		13.60%
Default assumptions			1.00%		0.60%
Discount rate					12.10%
Servicing expense (as a percent)			0.30%		0.40%